Lease (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Lease
Operating Lease Cost		$ 115,784
Renewal of Lease Term (months)	5 years
Net Cash Lease Payments	$ 134,843
Relief Fund Offset	34,709
Lease Payments	$ 169,072	$ 169,552